Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Interest rate swap agreements | Other long-term liabilities
Derivative [Line Items]
Interest rate swap agreements	$ 23,145
Interest rate cap | Other long-term assets
Derivative [Line Items]
Interest rate cap agreements	$ 1,381